Summary of Significant Accounting Policies (Details) - Schedule of amounts and balances of BGY education investment - BGY Education Investment Member - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Current assets
Cash and cash equivalents		¥ 142,609	¥ 2,516,494
Restricted cash, net		2,943	9,917
Accounts receivable, net		2,857	5,181
Amounts due from related parties, net		11	2,126
Other receivables, deposits and other assets, net		20,011	33,508
Inventories		4,761	25,544
Amounts due from Affected Entities, net		133,092
Total current assets		306,284	2,592,770
Restricted cash - non current		1,450	1,400
Property and equipment, net		25,034	548,113
Land use rights, net			86,076
Intangible assets, net		46,253	127,907
Goodwill, net		227,814	473,398
Long-term investments		70,315	53,130
Prepayments for construction contract			2,096
Deferred tax assets, net			4,277
Operating lease right-of-use assets non-current		87,752	249,864
Other non-current assets, net		1,043	12,597
Total non-current assets		459,661	1,558,858
TOTAL ASSETS		765,945	4,151,628
Current liabilities
Accounts payable		10,941	28,691
Amounts due to related parties		5,641	52,567
Accrued expenses and other current liabilities		13,876	394,880
Short-term loan			7,500
Income tax payable		19,091	34,992
Contract liabilities		139,126	1,291,781
Refund liabilities		10,398	23,804
Operating lease liabilities		12,005	30,601
Amounts due to Affected Entities		276,378
Total current liabilities		487,456	1,864,816
Non-current portion of contract liabilities		1,084	1,772
Deferred tax liabilities, net		9,561	34,641
Long-term loan			77,500
Operating lease liabilities – non current		83,475	222,693
Other non-current liabilities due to related parties		13,154	26,843
Other non-current liabilities			11,364
Total non-current liabilities		107,274	374,813
TOTAL LIABILITIES		594,730	2,239,629
Revenue from continuing operations of the New VIE Entities		311,373	239,968	¥ 206,037
Revenue from discontinued operations of Affected Entities		2,303,339	1,890,156	1,896,359
Net income from continuing operation of the New VIE Entities after elimination of intercompany transactions		30,335	59,321	25,619
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions		369,343	471,495	479,907
Net cash provided by operating activities		555,679	1,534,031	730,145
Net cash used in investing activities	[1]	(2,893,644)	(47,946)	(519,082)
Net cash (used in)/provided by financing activities		(42,844)	48,543	(119,844)
Net increase/(decrease) in cash and cash equivalents and restricted cash		(2,380,809)	1,534,628	91,219
Cash and cash equivalents and restricted cash at beginning of year		2,527,811	993,183	901,964
Cash and cash equivalents and restricted cash at end of year		¥ 147,002	¥ 2,527,811	¥ 993,183

[1]	Due to loss of control of Affected Entities on August 31, 2021, the net cash outflow disclosed in investing activities is RMB 2,912,290.